Annual Total Returns - FidelityCapitalAppreciationFund-KPRO - FidelityCapitalAppreciationFund-KPRO - Fidelity Capital Appreciation Fund - Fidelity Capital Appreciation Fund - Class K	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	10.98%
Annual Return 2015	1.76%
Annual Return 2016	3.29%
Annual Return 2017	24.06%
Annual Return 2018	(4.84%)
Annual Return 2019	30.14%
Annual Return 2020	33.90%
Annual Return 2021	24.34%
Annual Return 2022	(21.11%)
Annual Return 2023	28.90%